Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.07%
Communication services: 6.43%
Entertainment: 1.87%
Roku Incorporated †	7,600	$ 952,052
Warner Music Group Corporation Class A	62,100	2,350,485
		3,302,537
Interactive media & services: 4.56%
Bumble Incorporated Class A †	73,600	2,132,928
IAC/InterActiveCorp	22,272	2,233,436
ZoomInfo Technologies Incorporated †	61,700	3,685,958
		8,052,322
Consumer discretionary: 10.91%
Diversified consumer services: 1.16%
Mister Car Wash Incorporated †	138,330	2,045,901
Hotels, restaurants & leisure: 2.89%
Chipotle Mexican Grill Incorporated †	2,200	3,480,466
Domino's Pizza Incorporated	3,994	1,625,598
		5,106,064
Internet & direct marketing retail: 4.31%
Etsy Incorporated †	10,211	1,269,023
Global-E Online Limited †	80,800	2,729,424
MercadoLibre Incorporated †	3,043	3,619,588
		7,618,035
Leisure products: 1.58%
Callaway Golf Company †	118,910	2,784,872
Textiles, apparel & luxury goods: 0.97%
On Holding AG Class A †«	67,900	1,713,796
Financials: 3.81%
Banks: 1.22%
Silvergate Capital Corporation Class A †	14,300	2,153,151
Capital markets: 1.33%
MarketAxess Holdings Incorporated	6,900	2,347,380
Insurance: 1.26%
Goosehead Insurance Incorporated Class A	28,246	2,219,288
Health care: 26.48%
Biotechnology: 2.88%
Ascendis Pharma AS ADR †	10,748	1,261,385
CRISPR Therapeutics AG †	11,427	717,273
Mirati Therapeutics Incorporated †	10,500	863,310
ORIC Pharmaceuticals Incorporated †	40,140	214,348
Sarepta Therapeutics Incorporated †	9,100	710,892
See accompanying notes to portfolio of investments

Allspring VT Discovery Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Turning Point Therapeutics Incorporated †	22,037	$ 591,693
Zentalis Pharmaceuticals Incorporated †	15,900	733,626
		5,092,527
Health care equipment & supplies: 11.57%
ABIOMED Incorporated †	6,700	2,219,308
DexCom Incorporated †	7,300	3,734,680
Heska Corporation †	11,432	1,580,817
ICU Medical Incorporated †	7,700	1,714,328
Inari Medical Incorporated †	43,500	3,942,840
Insulet Corporation †	10,699	2,850,107
Shockwave Medical Incorporated †	21,152	4,386,079
		20,428,159
Health care providers & services: 3.26%
Amedisys Incorporated †	17,754	3,058,837
Option Care Health Incorporated †	94,300	2,693,208
		5,752,045
Health care technology: 2.74%
Doximity Incorporated Class A †	31,931	1,663,286
Inspire Medical Systems Incorporated †	12,400	3,182,956
		4,846,242
Life sciences tools & services: 6.03%
10x Genomics Incorporated Class A †	25,600	1,947,392
Azenta Incorporated	35,100	2,909,088
Bio-Rad Laboratories Incorporated Class A †	4,200	2,365,566
Bio-Techne Corporation	7,900	3,421,016
		10,643,062
Industrials: 13.86%
Aerospace & defense: 2.09%
Axon Enterprise Incorporated †	26,800	3,691,164
Building products: 2.59%
Advanced Drainage Systems Incorporated	24,800	2,946,488
Trex Company Incorporated †	24,900	1,626,717
		4,573,205
Commercial services & supplies: 2.19%
Casella Waste Systems Incorporated Class A †	44,119	3,867,030
Electrical equipment: 1.97%
Generac Holdings Incorporated †	11,700	3,477,942
Professional services: 1.22%
Clarivate plc †	128,111	2,147,140
Road & rail: 1.89%
Saia Incorporated †	13,700	3,340,334
Trading companies & distributors: 1.91%
SiteOne Landscape Supply Incorporated †	20,861	3,373,015
See accompanying notes to portfolio of investments

2  |  Allspring VT Discovery Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Information technology: 32.39%
Electronic equipment, instruments & components: 6.68%
Cognex Corporation	42,200	$ 3,255,730
Novanta Incorporated †	23,100	3,286,899
Teledyne Technologies Incorporated †	11,100	5,246,193
		11,788,822
IT services: 9.31%
Globant SA †	16,600	4,350,362
Marqeta Incorporated †	99,400	1,097,376
MongoDB Incorporated †	15,400	6,831,286
StoneCo Limited Class A †	70,619	826,242
WNS Holdings Limited ADR †	38,900	3,325,561
		16,430,827
Semiconductors & semiconductor equipment: 4.39%
Enphase Energy Incorporated †	21,600	4,358,448
Impinj Incorporated †	26,300	1,671,102
MKS Instruments Incorporated	11,500	1,725,000
		7,754,550
Software: 12.01%
Bill.com Holdings Incorporated †	25,066	5,684,718
Black Knight Incorporated †	39,000	2,261,610
Crowdstrike Holdings Incorporated Class A †	16,500	3,746,820
Five9 Incorporated †	36,000	3,974,400
HubSpot Incorporated †	4,700	2,232,218
Lightspeed Commerce Incorporated †«	50,400	1,535,688
Olo Incorporated Class A †	134,100	1,776,825
		21,212,279
Real estate: 3.19%
Equity REITs: 3.19%
Equity Lifestyle Properties Incorporated	17,800	1,361,344
Rexford Industrial Realty Incorporated	57,200	4,266,548
		5,627,892
Total Common stocks (Cost $156,524,970)		171,389,581

		Yield
Short-term investments: 5.02%
Investment companies: 5.02%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	5,599,030	5,599,030
Securities Lending Cash Investments LLC ♠∩∞		0.40	3,258,200	3,258,200
Total Short-term investments (Cost $8,857,230)				8,857,230
Total investments in securities (Cost $165,382,200)	102.09%			180,246,811
Other assets and liabilities, net	(2.09)			(3,683,485)
Total net assets	100.00%			$176,563,326

See accompanying notes to portfolio of investments

Allspring VT Discovery Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,530,623	$12,745,119	$(9,676,712)	$0	$0	$5,599,030	5,599,030	$389
Securities Lending Cash Investments LLC	11,352,850	11,831,625	(19,926,275)	0	0	3,258,200	3,258,200	1,070#
				$0	$0	$8,857,230		$1,459

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT Discovery Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring VT Discovery Fund  |  5

Notes to portfolio of investments—March 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,354,859	$0	$0	$11,354,859
Consumer discretionary	19,268,668	0	0	19,268,668
Financials	6,719,819	0	0	6,719,819
Health care	46,762,035	0	0	46,762,035
Industrials	24,469,830	0	0	24,469,830
Information technology	57,186,478	0	0	57,186,478
Real estate	5,627,892	0	0	5,627,892
Short-term investments
Investment companies	8,857,230	0	0	8,857,230
Total assets	$180,246,811	$0	$0	$180,246,811
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Discovery Fund